Cover	Feb. 05, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Music Acquisition Corporation (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (the “Amendment”) to amend and restate the Company’s audited balance sheet as of February 5, 2021 that had been filed with the Company’s Current Report on Form 8-K originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on February 11, 2021 (the “Original 8-K”). The audited balance sheet is being restated to (i) reflect the classification of all of the Company’s Class A common stock, par value $0.0001 per share (the “Public Shares”), as temporary equity in accordance with Accounting Standards Codification (“ASC”) 480-10-S99 and (ii) account for the Company’s outstanding warrants to purchase its Class A common stock sold in the Company’s Initial Public Offering and Private Placement as derivative liabilities. The Company had previously classified a portion of its Public Shares permanent equity. On December 6, 2021, the Audit Committee of the Board of Directors of the Company concluded, after discussion with the Company’s management, that the Company’s audited balance sheet as of February 5, 2021 filed as Exhibit 99.1 to the Original 8-K should no longer be relied upon due to the aforementioned changes required to reclassify the Public Shares as temporary equity to align with ASC 480-10-S99. The Audit Committee of the Board of Directors of the Company and the Company’s independent accountants are in agreement with the matters disclosed in this Amendment. The correction of the aforementioned classification of the Public Shares as temporary equity is reflected in Exhibit 99.1 included with this Amendment. The above changes do not have any impact on its cash position and cash held in the trust account. The Company’s controls over financial reporting did not provide for the proper classification of the Public Shares within the Company’s financial statements. As such, this represented a material weakness in the Company’s internal controls in the Company’s other periodic filings with the SEC.
Document Period End Date	Feb. 05, 2021
Entity File Number	001-39985
Entity Registrant Name	The Music Acquisition Corporation
Entity Central Index Key	0001835236
Entity Tax Identification Number	85-3819449
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	900 W. Sunset Blvd
Entity Address, Address Line Two	#1500
Entity Address, City or Town	Hollywood
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90069
City Area Code	(747)
Local Phone Number	203-7219
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	TMAC.U
Security Exchange Name	NYSE
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	TMAC
Security Exchange Name	NYSE
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	TMAC WS
Security Exchange Name	NYSE